Impairment of Goodwill and Other Non-Current Assets - Summary of Impairment Analysis and Impairment Loss (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 2,899	₽ 3,897	₽ 1,804
BFP [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests			727
KMP [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	1,391	505	549
SKPP [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	2,152
Others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	613	68
Cash generating units [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 4,156	₽ 573	₽ 1,276